Discontinued Operations and Held For Sale Businesses (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations And Held For Sale Business Tables Abstract
Summary Of Income And Loss On Disposal And Impairment For Discontinued Operations
	December 31,
Subsidiary	2010	2009	2008

	(in millions)
Barka	$80	$-	$-
Lal Pir	(6)	(74)	-
Pak Gen	(16)	(76)	-
Ras Laffan	6	-	-
Jiaozuo	-	-	7
Central Valley	-	-	(1)
Gain (loss) on disposal and impairment, after taxes	$64	$(150)	$6

Revenue Income From Operations Of Discontinued Businesses Income Tax Expense And Impairment Of Discontinued Operations
	December 31,
	2010	2009	2008

	(in millions)
Revenue	$958	$1,251	$1,662
Income (loss) from operations of discontinued businesses, before taxes	$(793)	$99	$238
Income tax expense (benefit)	287	(22)	(59)
Income (loss) from operations of discontinued businesses	$(506)	$77	$179
Gain (loss) on disposal of discontinued businesses, after taxes	$64	$(150)	$6